Related Party Transactions - CMS Agreements (Details) - Gelesis - Series 3 Growth $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Related Party Transaction [Line Items]
Number of shares sold | shares	2,845,625
Aggregate purchase price | $	$ 48,125